Interests in associates and joint ventures - Associates and Joint Ventures Commentary (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Interests in associates and joint ventures		$ 26,684,000,000
Bank of Communications Co., Limited
Disclosure of associates [line items]
Investment's fair value below carrying amount, period	9 years
Impairment loss	$ 0